UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                     CITYPLACEWASHINGTON, STATED.C.  20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-3906
                                            --------

               PC&J Performance Fund
               ---------------------
     (Exact name of registrant as specified in charter)

     addressStreet120 West Third Street, Suite 300, CityDayton, StateOhio
     --------------------------------------------------------------------
PostalCode45402-1819
--------------------
     (Address of principal executive offices)
(Zip code)

     PC&J Service Corp., addressStreet120 West Third Street, Suite 300,
     ------------------------------------------------------------------
CityDayton, StateOhio  PostalCode45402-1819
-------------------------------------------
     (Name and address of agent for service)

Registrant's telephone number, including area code:     937-223-0600
                                                        ------------

Date of fiscal year end:     December 31
                             -----------

Date of reporting period:       September 30, 2009
                         -------------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ( 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, addressStreet450 Fifth Street, NW, CityWashington, StateDC PostalCode20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.








ITEM 1.  SCHEDULE OF INVESTMENTS.

PC&J PERFORMANCE FUND
---------------------

SCHEDULE OF INVESTMENTS
September 30, 2009
(UNAUDITED)



Number                                                                               Percent
Of                                                                                    of Net
Shares                 Security                                         Value         Assets
>

                       COMMON STOCKS AND
                       EXCHANGE TRADED FUNDS

Industrials
7,000                  American Superconductor (1)                   $   234,780
4,000                  CSX Corp                                          167,440
3,000                  Cubic Corp                                        118,410
5,000                  DynCorp International Inc Cl A (1)                 90,000
5,000                  General Electric Co                                82,100
3,000                  Honeywell International Inc                       111,450
2,000                  United Technologies Corp                          121,860
                                                                         926,040         5.3%

Technology
3,000                  Accenture PLC CI A                                111,810
2,500                  Apple Inc (1)                                     463,375
2,000                  CA Inc                                             43,980
7,000                  Cisco Systems Inc (1)                             164,780
2,000                  Cognizant Technology Solutions (1)                 77,320
8,000                  Cree Inc (1)                                      294,000
4,000                  EMC Corp (1)                                       68,160
2,000                  Equinix Inc (1)                                   184,000
400                    Google Inc Cl A (1)                               198,340
4,000                  Hewlett Packard Co                                188,840
2,800                  International Business Machines                   334,908
2,000                  McAfee Inc (1)                                     87,580
9,000                  Microsoft Corp                                    231,480
7,000                  Oracle Corp                                       145,880
7,000                  PowerShares QQQ (2)                               295,750
2,000                  Research in Motion Ltd (1)                        135,260
6,000                  Sybase Inc (1)                                    233,400
2,000                  Tessera Technologies (1)                           55,780
                                                                       3,314,643        19.0%
                                                                     ------------

Telecommunications
5,000                  Verizon Communications Inc                        151,350         0.9%


Healthcare
3,000                  Amgen Inc (1)                                     180,690
5,000                  Bristol Myers Squibb Co                           112,600
2,000                  Edwards Lifesciences Corp (1)                     139,820
2,000                  Express Scripts Inc (1)                           155,160
4,000                  Gilead Sciences Inc (1)                           186,000
800                    Intuitive Surgical Inc (1)                        209,800
3,000                  Medco Health Solutions (1)                        165,930
4,000                  NBTY Inc (1)                                      158,320
2,000                  Resmed Inc (1)                                     90,400
2,000                  Universal Health Services Cl B                    123,860
5,000                  Valeant Pharmaceuticals (1)                       140,300
8,000                  Watson Pharmaceuticals Inc (1)                    293,120
                                                                       1,956,000        11.2%

Consumer Staple
3,000                  Coca Cola Co                                      161,100
4,000                  Diamond Foods Inc                                 126,880
2,000                  Pepsico Inc                                       117,320
3,000                  Philip Morris International Inc                   146,220
3,000                  Procter & Gamble Co                               173,760
                                                                         725,280         4.1%

Consumer
Discretionary
7,000                  Aeropostale Inc (1)                               304,290
6,000                  BJs Restaurants Inc (1)                            89,940
4,000                  Chipotle Mexican Grill (1)                        388,200
4,000                  Disney Walt Co                                    109,840
4,000                  Dollar Tree Stores (1)                            194,720
4,000                  Jos A Bank Clothiers (1)                          179,080
3,000                  McDonalds Corp                                    171,210
3,000                  Netflix Inc (1)                                   138,510
6,000                  Ross Stores Inc                                   286,620
6,000                  Steven Madden Ltd (1)                             220,860
4,000                  WMS Industries Inc (1)                            178,240
                                                                       2,261,510        12.9%

Financial
Services
31,000                 Anworth Mortgage Asset Corp                       244,280
19,000                 Bank of America Corp                              321,480
1,500                  Blackrock Inc                                     325,230
12,000                 Capstead Mtg Corp                                 166,920
9,000                  Citigroup Inc                                      43,560
7,000                  placeCityHartford Financial Services Group        185,500
8,000                  JP Morgan Chase & Co Inc                          350,560
500                    Mastercard Inc Cl A                               101,075
4,000                  Royal Bank of placecountry-regionCanada           214,280
10,000                 SPDR Financial Index (2)                          149,400
7,556                  Wells Fargo & Co                                  212,928
2,000                  iShares Dow Jones Real Estate (2)                  85,340
                                                                       2,400,553        13.7%
                                                                     ------------
Materials
1,000                  Flowserve Corp                                     98,540
2,000                  Market Vectors Gold Miner ETF (1) (2)              90,580
3,000                  NewMarket Corp                                    279,120
6,000                  Rock Tenn Co                                      282,660
1,500                  SPDR Gold Trust (1) (2)                           148,275
                                                                         899,175         5.1%

Energy
2,000                  Chevron Corp                                      140,860
2,000                  Exxon Mobil Corp                                  137,220
2,000                  Occidental Pete Corp                              156,800
2,000                  Oceaneering International Inc (1)                 113,500
2,500                  Oil Service Holders Trust (2)                     293,575
10,000                 SPDR Energy (2)                                   539,200
                                                                       1,381,155         7.9%

Utilities
4,500                  SPDR Utilities (2)                                131,985         0.8%

Diversified Indexed
Trusts
2,000                  CurrencyShares Australian Dollar (2)              176,760
3,000                  iPath MSCI India Index ETN (1) (2)                176,790
1,000                  SPDR S&P 500 Trust (2)                            105,590
6,000                  Wisdomtree placecountry-regionIndia Fund (2)      126,180
16,000                 iShares Inc MSCI Australia (2)                    361,600
5,000                  iShares Inc MSCI BRIC (2)                         209,650
4,000                  iShares Inc MSCI Brazil (2)                       270,560
11,000                 iShares Inc MSCI Canada (2)                       280,280
2,000                  iShares Inc MSCI EAFE (2)                         109,360
2,000                  iShares Tr Russell 2000 (2)                       120,480
5,000                  iShares Tr Russell Mid-Cap Grwth (2)              212,650
7,000                  iShares Tr S&P 100 (2)                            341,600
                                                                       2,491,500        14.3%



                       TOTAL COMMON STOCKS AND
                       EXCHANGE TRADED FUNDS                          16,639,191        95.2%
                       (Cost $13,973,786)

                       WARRANTS

5,000                  Prescient Medical Inc Pfd B Warrants
                       02-14-13 (4) (5)                                     0.00
37,222                 Prescient Medical Inc Pfd C Warrants
                       04-14-14 (4) (5)                                     0.00


                       TOTAL WARRANTS
                       (Cost $0.00)                                         0.00        0.00%
                                                                     ------------

                       CONVERTIBLE BONDS

223                    Prescient Medical Inc Convert Note
                       5.000% Due 04-14-10 (1) (4) (5)                   223,333
                       ACP HyperActive Trust
125                    8.000% Due 04-22-10 (1) (4) (5)                   124,956

                       TOTAL CONVERTIBLE BONDS
                       (Cost $325,000)                                   348,289         2.0%
                                                                     ------------

                       NON-CONVERTIBLE PREFERRED
                       STOCK

3,000                  PowerShares Financial Pfd ETF (2)                  47,550         0.3%
                       (Cost $38,861)

                       INVESTMENT COMPANIES

405,030                First American Treasury Oblig Fund                405,030
375,000                Vanguard Money Market Reserves                    375,000

                       TOTAL INVESTMENT COMPANIES
                       (Cost $780,030)                                   780,030         4.5%
                                                                     ------------


                       TOTAL INVESTMENTS                              17,815,060       102.0%
                       (Cost $15,117,677) (3)

                       LIABILITIES LESS OTHER ASSETS                    (341,674)      (2.0%)

                       NET ASSETS                                    $17,473,386       100.0%


                       (1) Non-income producing security
                       (2) Exchange Traded Funds, or
                       baskets of stocks giving exposure to
                       certain industry, style & country
                       segments.
                       (3) Represents cost for federal
                       income tax and book purposes and
                       differs from market value by net
                       unrealized appreciation. (See Note A)
                       (4) Security valued according to "good
                       faith pricing" guidelines.
                       (5) Security has been deemed illiquid.

NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2009
(UNAUDITED)


A.  INVESTMENT  TRANSACTIONS
Securities purchased and sold (excluding short-term obligations and long-term U.S. Government securities) for the quarter ended September 30, 2009, aggregated $5,633,089 and $5,073,127, respectively.
At September 30, 2009, gross unrealized appreciation on investments was $3,009,622 and gross unrealized depreciation on investments was $312,239 for a net unrealized appreciation of $2,697,383 for financial reporting and federal income tax purposes.

B.  FAIR  VALUE  MEASUREMENTS
In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund's current fiscal period.
Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:
Level  1  -  quoted  prices  in  active  markets  for  identical  securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 - significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used to value the fund's net assets as of September 30, 2009.



Valuation Inputs                                                  Investments in Securities ($000)
Level 1 - Quoted Prices                                           $                         17,467
Level 2 - Other Significant Observable Inputs                                                    0
Level 3 - Significant Unobservable Inputs                                                      348
   Total                                                          $                         17,815
                                                                  ---------------------------------


                                                                  Measurements
                                                                  Using Unobservable Inputs
in 000s                                                           (Level 3)

                                                                  Securities


Beginning Balance 06-30-2009                                      $                            325

Total gains or losses (realized/unrealized) included in
earnings                                                                                        23

Purchases, sales, issuances, and settlements (net)                                               0

Transfers in and/or out of Level 3                                                               0

Ending Balance 9-30-2009                                          $                            348


The amount of total gains or losses for the period included in earnings (or changes in net assets) attributable to the
change in unrealized gains or losses relating to assets still held at the reporting date
                                                                  $                             23
                                                                  =================================


Gains and losses (realized and unrealized) included in earnings (or changes in net assets) for the period are reported in trading revenues as follows:

Total gains or losses included in earnings (or changes in net
assets) for the period                                            $                             23

Change in unrealized gains or losses relating to assets still
held at reporting date                                            $                             23




ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of November 6, 2009, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     PC&J Performance Fund
                 ---------------------

By:
November 9, 2009          /s/________________________________________________
----------------
Date                      Kathleen Carlson, Treasurer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
November 9, 2009          /s/________________________________________________
----------------
Date                      James M. Johnson, President

By:
November 9, 2009          /s/________________________________________________
----------------
Date                      Kathleen Carlson, Treasurer